The Company and Nature of Operations (Changyou's Business) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Nature of Operations [Line Items]
Revenues	$ 733,872	$ 835,576	$ 749,890
TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Revenues	378,500
Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 72,600
Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	52.00%
Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	10.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	65.00%
Changyou [Member] | Product Risk [Member] | Online game revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | TLBB PC [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	64.00%
Changyou [Member] | Product Risk [Member] | Total revenues [Member] | Legacy TLBB Mobile [Member]
Organization and Nature of Operations [Line Items]
Percentage of concentration risk	12.00%